Investment Strategy	Apr. 30, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the third paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include the REX Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-REX 2X INVERSE BITCOIN DAILY TARGET ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the third paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include the REX Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-Rex 2X Long Ether Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the third paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include the REX Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.

T-Rex 2X Inverse Ether Daily Target ETF
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following information is added after the third paragraph under the section “Principal Investment Strategies” of the Fund’s summary section of its Prospectus:
Strategy Narrative [Text Block]
The Fund may invest in other exchange-traded funds for cash management purposes. Such exchange-traded funds may include the REX Laddered T-Bill ETF, which the Board of Trustees of the Fund has determined to be within the same group of investment companies as the Fund.